2. Summary of Significant Accounting Policies: Accounts Receivable (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Accounts Receivable	Accounts Receivable Accounts receivable is reported at the customers’ outstanding balances, less any allowance for doubtful accounts. Interest is not accrued on overdue accounts receivable.